Sanctions	12 Months Ended
Dec. 31, 2018
SANCTIONS
Sanctions

38.  SANCTIONS.

The following Group companies  have received sanctions from administrative authorities:

Subsidiaries

1. Enel Generación Chile S.A.

As of December 31, 2018, the illegality claims against Resolution No. 2658 of the Bío Bío Regional Health Ministry, which imposed a fine of 500 UTM (ThCh$24,177) for alleged infractions by Enel Generación Chile S.A. for alleged violations to the asbestos removal approved by the health authority are still pending.

The request for reconsideration of the sanctioning process before the Bío Bío Regional Health Ministry, initiated by Act 180566, for an amount of  500 UTM (ThCh$24,177), for alleged infringements in compliance with obligations related to waste disposal regulations in the Cantarrana landfill is also pending.

Likewise, the Valparaíso Regional Health Ministry initiated sanction proceedings for inspection report No. 1705213, for alleged breaches of obligations and regulations related to the Noise Exposure Protocols and other health surveillance regulations at the Quintero plant. The amount of this sanction is 500 UTM (ThCh$24,177).

2. GasAtacama Chile S.A.

As of December 31, 2018, there are pending two requests for reconsideration claimed against the Tarapacá Regional Health Ministry’s resolutions, through inspection records Nos. 011599 and 766, that imposed fines on GasAtacama Chile S.A. for 500 UTM each (ThCh$24,177).

In addition, there is pending resolution before the Coquimbo Regional Health Ministry a health summary for an amount of 500 UTM (ThCh$24,177).

3. Enel Distribución Chile S.A.

As of Dember 31, 2018, the administrative reconsideration filed by Enel Distribución Chile against resolutions issued by the Superintendency of Electricity and Fuels which imposed fines for a total of  20,000 UTM (ThCh$967,060) related to various infractions as a result of the snowstorm that occurred in Santiago on July 15, 2017, is still pending.

Also, the resolution of a request for reconsideration filed by Enel Distribución Chile against the Superintendency of Electricity and Fuels Resolution No. 13,630 dated May 23, 2016, which imposed a fine of 2,000 UTM (ThCh$96,706) for infractions related to improper maintenance of the facilities, is still pending

By means of Exempt Resolution No. 24,870 dated July 25, 2018, the Superintendency of Electricity and Fuels imposed on Enel Distribución Chile S.A. a fine equivalent to 6,000 UTM (ThCh$290,118) for the accident that occurred on July 15, 2017 in the property located at calle Bombero Núñez No. 40 in the Commune of Recoleta, in which the underground distribution network of Enel Distribución Chile was linked. Enel Distribución filed a request for reconsideration against this resolution, which to date is pending resolution.

The judicial claim filed against Exempt Resolution No. 16,475 of the Superintendency of Electricity and Fuels, which imposed a fine of 2,000 UTM (ThCh$96,706), and which was confirmed by Exempt Resolution No. 21,129, is also pending resolution.

Finally, through Exempt Resolution No. 19154 dated June 22, 2017, the Superintendency of Electricity and Fuels imposed on Enel Distribución Chile S.A. a fine equivalent to 1,500 UTM (ThCh$72,530), for failing to comply with the obligation to preserve the security and maintenance of its facilities, as a result of a failure that affected the Quilicura substation. An illegality claim was filed in the Court of Appeals of Santiago, which was rejected on August 2, 2018. On August 14, 2018, an appeal was filed before the Supreme Court, which is pending resolution.

4. Enel Green Power Chile Ltda.

By means of Exempt Resolution No. 23787 dated May 14, 2018, the Superintendence of Electricity and Fuels imposed a fine of 1,000 UTM (ThCh$48,353) on Enel Green Power del Sur SpA for having infringed an alleged duty of coordination during failures that occurred on May 7 and 13 and June 1, 2016 on the Los Buenos Aires-Nahuelbuta line, associated with the Los Buenos Aires wind plant, owned by Enel Green Power del Sur SpA. A request for reconsideration was filed against the aforementioned resolution based on the fact that the supposed duty of coordination did not exist.

By means of Exempt Resolution No. 4372 dated September 7, 2018, which ratified a fine of US$ 173,250 imposed by the Regional Ministry of National Property of Antofagasta (“Seremi”) against Parque Eólico Taltal SA due to a delay in the construction of the wind farm of the same name. The fine is based on the Heavy Use Concession Contract signed with the Seremi with respect to the land where the wind farm is located. This contract provided for a maximum construction term, which was exceeded by 14 days.

In relation to the sanctions described above, the Group has established provisions for ThCh$1,818,688 as of December 31, 2018 (see Note 25). Although there are other sanctions that also have associated provisions but are not described in this note because they individually represent immaterial amounts, the management of the Company considers that the provisions recorded in the consolidated financial statements are adequate to cover the risks resulting from sanctions because it does not consider there to be any additional liabilities other than those specified.